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ONE INTERNATIONAL PLACE   BOSTON, MA 02110-2624   617-951-7000    F 617-951-7050
BOSTON        NEW YORK        SAN FRANCISCO         WASHINGTON, DC


May 4, 2004                                              Michelle M. Kelley
                                                         (617) 951-7902
                                                         mkelley@ropesgray.com

By EDGAR
--------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Re:  Metropolitan Series Fund II (Registration Nos. 33-108248 and 811-21420)

Ladies and Gentlemen:

On behalf of Metropolitan Series Fund II (the "Trust"), this letter is being filed pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act") in order to confirm that the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement (the "Amendment"), as filed electronically with the Commission on April 29, 2004. The Amendment became effective on May 1, 2004.

Please direct any questions concerning this filing to me at (617) 951-7902. Thank you.

Very truly yours,

/s/ Michelle M. Kelley

Michelle M. Kelley

cc:   Scott Harney, MetLife Advisers, LLC